Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
21. Earnings per Share
We follow the provisions related to the accounting treatment of certain participating securities for the purpose of determining earnings per share. These provisions address share-based payment awards that have not vested and that contain nonforfeitable rights to dividend equivalents and state that they are participating securities and should be included in the computation of earnings per share pursuant to the two-class method. As discussed in Note 19, Stock-Based Compensation, we granted shares of restricted stock to certain employees and outside directors. Although ownership of these shares did not transfer to the recipients until the shares vested, recipients had voting and nonforfeitable dividend rights on these shares from the date of grant. Accordingly, we utilize the two-class method to determine our earnings per share. The final vesting for remaining restricted stock awards occurred during the first quarter of 2014.
Diluted earnings per common share includes the effects of potentially dilutive shares that consist of unvested RSUs. These awards are non-participating securities due to the forfeitable nature of their associated dividend equivalent rights, prior to vesting and we do not consider the RSUs in the two-class method when calculating earnings per share.
The computation of basic and diluted earnings per share under the two-class method is presented below:

	Year Ended December 31,
	2015	2014	2013
	(In thousands, except per share data)
Basic earnings per common share:
Allocation of earnings:
Net income attributable to Western Refining, Inc.	$406,756	$559,926	$275,994
Distributed earnings	(129,211)	(293,746)	(52,489)
Income allocated to participating securities	—	(3)	(814)
Distributed earnings allocated to participating securities	—	3	191
Undistributed income available to Western Refining, Inc.	$277,545	$266,180	$222,882
Weighted average number of common shares outstanding (1)	94,899	90,708	82,248
Basic earnings per common share:
Distributed earnings per share	$1.36	$3.24	$0.64
Undistributed earnings per share	2.92	2.93	2.71
Basic earnings per common share	$4.28	$6.17	$3.35

(1)
Excludes the weighted average number of common shares outstanding associated with participating securities of 884 shares and 300,490 shares for the years ended December 31, 2014 and 2013, respectively.

	Year Ended December 31,
	2015	2014	2013
	(In thousands, except per share data)
Diluted earnings per common share:
Net income attributable to Western Refining, Inc.	$406,756	$559,926	$275,994
Tax effected interest related to convertible debt	—	8,010	16,864
Net income available to Western Refining, Inc., assuming dilution	$406,756	$567,936	$292,858
Weighted average number of diluted shares outstanding	94,999	101,190	104,904
Diluted earnings per common share	$4.28	$5.61	$2.79

The computation of the weighted average number of diluted shares outstanding is presented below:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Weighted average number of common shares outstanding	94,899	90,708	82,248
Common equivalent shares from Convertible Senior Notes	—	10,349	22,500
Restricted shares and share units	100	133	156
Weighted average number of diluted shares outstanding	94,999	101,190	104,904
A shareholder's interest in our common stock could become diluted as a result of vestings of RSUs and, prior to the settlement of the Western Convertible Notes during the second quarter of 2014 (see Note 15, Long-Term Debt for further discussion), conversion of the Western Convertible Notes through issuance of shares of our common stock. In calculating our fully diluted earnings per common share, we consider the impact of RSUs that have not vested and common equivalent shares related to the Western Convertible Notes. We include unvested RSUs in our diluted earnings calculation when the trading price of our common stock equals or exceeds the per share or per share unit grant price. Common equivalent shares from the Western Convertible Notes are generally included in our diluted earnings calculation when net income exceeds certain thresholds above which the effect of the shares becomes dilutive. The Western Convertible Notes were converted into actual shares of our common stock during the first six months of 2014.